Capital Stock	9 Months Ended
Mar. 31, 2012
Capital Stock [Abstract]
Capital Stock
6.	Capital Stock:

a)  Share issuances:

Authorized capital stock consists of 200,000,000 common shares with par value of $0.001 each.

During the nine month period ended March 31, 2012, the Company issued a total of 11,112,776 (2011 - 26,113,035) common shares which are summarized as follows:

	2012	2011
Financing	10,417,776	-
Acquisition of mineral properties	400,000	-
For exercise of warrants and options	295,000	4,105,582
For acquisition of companies	-	22,007,453
	11,112,776	26,113,035

During the three month period ended March 31, 2012, the Company closed a private placement offering pursuant to which the Company sold 10,417,776 shares of its common stock for gross proceeds of $21,356,441, at an offering price of $2.05 per share.  At March 31, 2012, the Company recorded a receivable of $8,661,250 for 4,225,000 shares it issued pursuant to the financing in which it received funds in April 2012 (Note 12).  The shares were held in escrow until the funds were received.

During the nine month period ended March 31, 2012, the Company entered into an agreement to purchase mining claims in northwestern Nevada in exchange for 400,000 shares of its common stock.  The seller of the mineral claims retains a net smelter royalty of 1.5% on the portion of claims not subject to other royalties and a net smelter royalty of 0.5% on the portion already subject to a 2.0% royalty held by a third party.

b) Warrants:

The following share purchase warrants were outstanding at March 31, 2012:

	Exercise price in CAD	Exercise price in USD at March 31, 2012	Number of warrants	Remaining contractual life (years)
Warrants *	$1.05	$1.05	7,700,000	0.96
* Strike price of warrant contract in Canadian dollars. At March 31, 2012 $1.00 USD = $1.000 CAD.

	March 31, 2012	March 31, 2011
Risk free interest rate	.23%	.29%
Expected life of warrants	Less than 1 year	1 year
Expected stock price volatility	70.1%	70.9%
Expected dividend yield	0%	0%

c) Stock options:

On August 23, 2007, the board and stockholders approved the 2007/2008 Stock Incentive & Compensation Plan thereby reserving an additional 4,000,000 common shares for issuance to employees, directors and consultants.

On February 24, 2009, the stockholders approved the 2008/2009 Stock Incentive & Equity Compensation Plan thereby reserving an additional 3,000,000 common shares for future issuance.  The stockholders also approved the re-pricing of the exercise price of all outstanding stock options to $0.65 per share.

On December 2, 2011, the stockholders approved the 2011/2012 Stock Incentive & Equity Compensation Plan thereby reserving an additional 4,000,000 common shares for future issuance to employees, directors and consultants.

Stock Based Compensation

The Company uses the Black-Scholes option valuation model to value stock options granted. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model requires management to make estimates which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. For purposes of the calculation, the following assumptions were used:

	March 31, 2012	March 31, 2011
Risk free interest rate	0.10%-0.39%	0.43%
Expected dividend yield	0%	0%
Expected stock price volatility	72% to 84%	62%-87%
Expected life of options	1 to 4 years	1 to 2 years

Changes in the Company's stock options for the nine month period ended March 31, 2012 are summarized below:

Options	Number	Weighted Avg. Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at June 30, 2011	2,161,120	1.74	2.08	3,280,911

Issued	1,492,500	2.52
Cancelled / Expired	(275,500)	2.66
Exercised	(295,000)	1.40

Outstanding at March 31, 2012	3,083,120	2.27	2.63	1,060,121
Exercisable at March 31, 2012	2,328,121	1.96	2.11	1,060,121

At March 31, 2012, there were 3,083,120 options outstanding. Options outstanding above that have not been vested at period end are 754,999 which have a maximum service term of 1- 5 years. The vesting of these options is dependent on market conditions or service requirements, which have yet to be met.

For the three and nine month period ended March 31, 2012 the Company recognized stock based compensation expense in the amount of $1,125,068 and $1,511,822 respectively (2011 - $848,104 and  $1,154,415) .